Related Party Transactions - Oklahoma City Lease (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended		3 Months Ended				6 Months Ended
	Jan. 02, 2012 Oklahoma City Lease	Dec. 31, 2013 Oklahoma City Lease	Dec. 31, 2012 Oklahoma City Lease	Jun. 30, 2014 Wexford affiliate [Member] Oklahoma City, Oklahoma [Member]	Mar. 31, 2014 Wexford affiliate [Member] Oklahoma City, Oklahoma [Member]	Jun. 30, 2013 Wexford affiliate [Member] Oklahoma City, Oklahoma [Member]	Mar. 31, 2013 Wexford affiliate [Member] Oklahoma City, Oklahoma [Member]	Jun. 30, 2014 Wexford affiliate [Member] Oklahoma City, Oklahoma [Member]	Jun. 30, 2013 Wexford affiliate [Member] Oklahoma City, Oklahoma [Member]
Related Party Transaction
Term of lease from related party	67 months				67 months			67 months
Office rent to affiliate		$ 244	$ 329	$ 62	$ 64	$ 58	$ 53	$ 126	$ 111
Monthly base rent		$ 19		$ 19	$ 19			$ 19